Note 20 - Share Based Compensation (Details) (USD $)	0 Months Ended	12 Months Ended					0 Months Ended								12 Months Ended	0 Months Ended									12 Months Ended	0 Months Ended
	Aug. 04, 2014	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Jan. 07, 2014	May 31, 2013	Mar. 11, 2014	Jun. 04, 2014	May 12, 2014	Dec. 31, 2012	Feb. 15, 2012	Feb. 01, 2011	Dec. 31, 2011	Dec. 21, 2011	Apr. 01, 2013	Oct. 13, 2009	Jul. 15, 2011	Jan. 02, 2013	Jan. 02, 2012	Dec. 31, 2011	Apr. 01, 2011	Jan. 02, 2012	Jan. 10, 2014	Sep. 06, 2013	Jul. 15, 2014	May 15, 2014	Mar. 06, 2014	Dec. 06, 2013	Oct. 17, 2013	Aug. 10, 2014	Apr. 10, 2014	Jan. 02, 2014	Oct. 01, 2013	Jul. 01, 2013	Jun. 30, 2013	May 16, 2013	Jan. 01, 2012	Dec. 31, 2010	Dec. 10, 2013
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		45,093,715	20		34
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		45,093,715	20		34
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2							2					4																2,700,000	819,670	9,800,000	8		2		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 281,250							281,250					13,050															$ 0.0001	$ 0.022	$ 0.025	$ 0.005	$ 6,300	$ 450,000	$ 168,750		$ 3,375,000
Allocated Share-based Compensation Expense (in Dollars)	$ 7,745,000
Stock Issued During Period, Shares, Reverse Stock Splits		1,125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		2	2		2							2																											2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 36,137,142
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 7,828,531
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		4 years 219 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)		0
First Amendment [Member] | Executive Offcer Two [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-Based Compensation, Employment Agreement, Shares Issued							4	5
Share-Based Compensation, Employment Agreement, Trading Days		10 days						30 days
Second Amendment [Member] | Executive Offcer Two [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Adjustment Frequency									90 days
Share-based Compensation Arrangement by Share-based Payment Award,Adjustment Period									2 years
Share-Based Compensation, Employment Agreement, Shares Issued									33
Share-Based Compensation, Employment Agreement, Trading Days		365 days
Share Per Person [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits		1
Performance Bonuses, True-up Adjustments [Member] | Employees, Directors, Officers and Consultants [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		28,858,203								257,770	77,856
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		160,217
Share-based Compensation Arrangement by Share-based Payment Award, Adjustment Frequency											90 days
Share-based Compensation Arrangement by Share-based Payment Award,Adjustment Period											3 years
Performance Bonuses, True-up Adjustments [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		15,997,437
Restricted Stock [Member] | Director [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period														19	778
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					8							467	311
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period															11
Restricted Stock [Member] | Employees, Officers and Directors [Member] | Three-year Vesting Schedule [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																2,103
Restricted Stock [Member] | Employees, Officers and Directors [Member] | Four-year Vesting Schedule [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																700
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																25.00%
Restricted Stock [Member] | Employees, Officers and Directors [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																2,803
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		53	1,100		407
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			297		946
Restricted Stock [Member] | Board of Directors Chairman [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	29,894
Restricted Stock [Member] | Management [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	5,274
Restricted Stock [Member] | Chairman and Management [Member] | Share-based Compensation Award, Tranche One [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																	40.00%
Restricted Stock [Member] | Chairman and Management [Member] | Share-based Compensation Award, Tranche Two [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																	30.00%
Restricted Stock [Member] | Chairman and Management [Member] | Share-based Compensation Award, Tranche Three [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																	30.00%
Restricted Stock [Member] | Employees and Consultants [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	2,817
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																	2,817
Restricted Stock [Member] | Non-executive Directors [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	1,556
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																	1,556
Restricted Stock [Member] | Vesting on January 1, 2011 and January 1, 2012 [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																		370
Restricted Stock [Member] | Vesting on January 1, 2012 [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																		185
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																			185
Restricted Stock [Member] | Three-year Vesting Schedule [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																		33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																				6	5
Restricted Stock [Member] | Vesting on January 1, 2012 and January 1, 2013 [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																		11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																						11
Restricted Stock [Member] | Vesting on April 1, 2013 [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																							812
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					113												339
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			37		205										118
Restricted Stock [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		0	39,541	[1]														403
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			41,039	[1],[2],[3],[4]	1,311	[2],[3],[4],[5],[6]
Allocated Share-based Compensation Expense (in Dollars)		23,402,000	25,193,000		2,412,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			0		1,832							1,832																											4,294
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			334	[3],[4]	1,151	[3],[4]
Employee Stock Option [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)		0	0		0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Second Amended and Restated 2005 Equity Incentive Plan [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Annual Increase As Percentage of Outstanding Stock			5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		15,472,765	2,444,477
Employees, Directors, Officers and Consultants [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Adjustment Frequency		90 days
Share-based Compensation Arrangement by Share-based Payment Award,Adjustment Period		3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	7,745
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.0001
Two Executive Officers [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-Based Compensation, Employment Agreement, Base Salary (in Dollars)																								1,450,000
Share-Based Compensation, Employment Agreement, Bonus (in Dollars)																								1,450,000
Share-Based Compensation, Employment Agreement, Value of Shares (in Dollars)																								2,250,000,000
Share-Based Compensation, Employment Agreement, Shares Issued																								2
Executive Officer One [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-Based Compensation, Employment Agreement, Shares Issued																	1
Executive Offcer Two [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Share-Based Compensation, Employment Agreement, Base Salary (in Dollars)																									1,500
Share-Based Compensation, Employment Agreement, Bonus (in Dollars)		4,500,000
Share-Based Compensation, Employment Agreement, Shares Issued																	1
Employment Agreement, Number of Amendmends																									2
Share-Based Compensation, Employment Agreement, Trading Days		60 days
Employement Agreement, Period		60 days
Employment Agreement, Termination Cash Payment, Base Salary Multiplier		20
Employment Agreement, Termination Cash Payment, Annual Bonus Multiplier		20
Employment Agreement, Termination Cash Payment, Period		30 days
Executives [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Severance Agreement, Executive Compensation, Minimum (in Dollars)																										1,500,000
Severance Agreement, Executive Compensation, Maximum (in Dollars)																										$ 5,000,000
Director [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																									$ 0.01
Reverse Stock Split [Member]
Note 20 - Share Based Compensation (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio																											50	50	10	3	15

[1]	On April 1, 2013, the Company granted and issued the following common shares: (i) 29,894 common shares to the Chairman, Michail Zolotas, and 5,274 common shares to top management employees, of which 40% vested upon issuance and the remaining shares will vest 30% on April 1, 2014 and 30% on April 1, 2015, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (ii) 2,817 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 1,556 common shares to non-executive directors, which vested upon issuance. The shares that originally were to be vested on April 1, 2014 and on April 1, 2015, were vested in November 2013, upon approval from the Board of Directors.
[2]	403 shares were granted on the date of the recapitalization; 370 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 185 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 33 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 11 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 5 and 6 shares were fully vested on January 1, 2012 and 2013, respectively.
[3]	812 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 118 shares were forfeited during 2011, 205 during 2012 and 37 during 2013. From the remaining, 113 were fully vested as of December 31, 2012 and 339 shares as of April 1, 2013.
[4]	2,803 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 700 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 2,103 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012 and 2013, 946 and 297 of such shares were forfeited and 407 and 1,100 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 53 shares were fully vested on their original vesting date.
[5]	19 shares were granted to members of the board of directors on February 1, 2011. Of such shares, 11 shares were forfeited on December 31, 2011 due to the resignation of three board members and 8 shares were fully vested in 2012.
[6]	778 shares were granted to members of the board of directors on December 21, 2011, of which 311 shares were vested upon issuance (February 15, 2012) and the remaining 467 shares were vested on December 31, 2012.